Northern Lights Fund Trust III

Leland International Advantage Fund

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Index Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Real Asset Opportunities Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 6, 2017, (SEC Accession 0001580642-17-000734).